Share based compensation - Schedule of Fair Value Assumptions of Share Options Granted (Details) - Employee Stock Option	Apr. 03, 2025	Sep. 02, 2024	Feb. 19, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate	3.75%	3.75%	4.36%
Expected life	5 years	5 years	5 years
Expected future volatility	39.00%	38.00%	46.00%